Basis of preparation	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation
Basis of preparation
Principal accounting policies and key accounting estimates

The consolidated financial statements included in this Annual Report have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and in accordance with IFRS as endorsed by the EU and further requirements in the Danish Financial Statements Act. All entities in the Novo Nordisk Group follow the same Group accounting policies.

Measurement basis
The consolidated financial statements have been prepared on the historical cost basis except for derivative financial instruments, equity investments and trade receivables in a factoring portfolio, which are measured at fair value.

Except for the changes described in note 1.2, the principal accounting policies set out below have been applied consistently in the preparation of the consolidated financial statements for all the years presented.

Principal accounting policies
Novo Nordisk’s accounting policies are described in each of the individual notes to the consolidated financial statements. Accounting policies listed in the table below are regarded as the principal accounting policies applied by the Management.

Key accounting estimates and judgements
The use of reasonable estimates and judgements is an essential part of the preparation of the consolidated financial statements. Given the uncertainties inherent in Novo Nordisk’s business activities, Management must make certain estimates regarding valuation and judgements on the reported amounts of assets, liabilities, net sales, expenses and related disclosures.

The key accounting estimates identified are those that have a significant risk of resulting in a material adjustment to the measurement of assets and liabilities in the following reporting period. Management bases its estimates on historical experience and various other assumptions that are held to be reasonable under the circumstances. The estimates and underlying assumptions are reviewed on an ongoing basis. If necessary, changes are recognised in the period in which the estimate is revised. Management considers the key accounting estimates to be reasonable and appropriate based on currently available information. The actual amounts may differ from the amounts estimated as more detailed information becomes available.

In addition, Management makes judgements and estimates in the process of applying the entity’s accounting policies, for example regarding recognition and measurement of deferred income tax assets or the classification of transactions.

Management regards those listed below as the key accounting estimates and judgements used in the preparation of the consolidated financial statements.

Please refer to the specific notes for further information on the key accounting estimates and judgements as well as assumptions applied.

Principal accounting policies	Key accounting estimates and judgements	Note	Estimation risk

US net sales and rebates	Estimate of US sales deductions and provisions for sales rebates	2.1	High
Income taxes and deferred income taxes	Judgement and estimate regarding deferred income tax assets and provision for uncertain tax positions	2.6	Medium
Intangible assets	Estimate regarding impairment of assets	3.1	Low
Inventories	Estimate of indirect production costs capitalised and inventory write-down	3.4	Low
Provisions and contingent liabilities	Estimate of ongoing legal disputes, litigation and investigations	3.7	High

Applying materiality
The consolidated financial statements are a result of processing large numbers of transactions and aggregating those transactions into classes according to their nature or function. The transactions are presented in classes of similar items in the consolidated financial statements. If a line item is not individually material, it is aggregated with other items of a similar nature in the consolidated financial statements or in the notes.

There are substantial disclosure requirements throughout IFRS. Management provides specific disclosures required by IFRS unless the information is not applicable or is considered immaterial to the economic decision-making of the users of these financial statements.
Changes in accounting policies and disclosures

Adoption of new or amended IFRSs
Management has assessed the impact of new or amended and revised accounting standards and interpretations (IFRSs) issued by the IASB and IFRSs endorsed by the European Union.

IFRS 16 'Leases'
As of 1 January 2019 Novo Nordisk applied IFRS 16 'Leases' for the first time.

The Group has implemented IFRS 16 'Leases' using the modified retrospective approach.

Under this method, the cumulative effect of initially applying the standard is recognised at 1 January 2019. Right-of-use assets and lease liabilities have been recognised for those leases previously classified as operating leases, except for short-term leases and leases of low value assets. The right-of-use assets have been recognised based on the amount equal to the lease liabilities, adjusted for any related prepaid and accrued lease payments previously recognised. Lease liabilities are recognised based on the present value of the remaining lease payments, discounted using the incremental borrowing rate as of 1 January 2019. The comparative information has not been restated.

Impact from IFRS 16 as of 1 January 2019:

DKK million	1 January 2019

Property, plant and equipment	3,778
Prepayments	(5)
Borrowings (non-current)	3,330
Borrowings (current)	658
Other liabilities	(215)

Net assets	—

On transition to IFRS 16, the Group recognised an additional DKK 3,778 million of right-of-use assets and DKK 3,988 million of lease liabilities.

The change in policy has had an insignificant impact on the income statement. In the cash flow statement the principal repayment of lease liabilities is presented in 'net cash used in financing activities', whereas the full lease payment under previous policies was presented in 'net cash generated from operating activities'. The change in policy has had no impact on free cash flow due to a change in definition, as described in non-IFRS financial measures. Refer to note 3.3 for the new accounting policies.

The following recognition exemptions and practical expedients were applied on transition:

•	Applied a single discount rate to a portfolio of leases with similar characteristics

•	Excluded initial direct costs from measuring the right-of-use asset at the date of initial application

•	Used hindsight when determining the lease term if the contract contains option to extend or terminate

•	Exempted short-term lease contracts with a remaining duration of 12 months or less as at 1 January 2019

Reconciliation of lease liabilities pursuant to IFRS 16 on transition:

DKK million	1 January 2019

Operating lease commitment as disclosed in the Group's 2018 consolidated financial statements	4,896

Short-term leases	(142)
Leases of low value assets	(43)
Service commitments excluded	(220)
Other	(31)

Lease liability on transition (undiscounted)	4,460

Discounted using the Group's incremental borrowing rate at 1 January 2019	2.95%

Lease liability recognised on transition	3,988

On transition to IFRS 16, Novo Nordisk recognised lease liabilities in relation to leases which had previously been classified as operating leases in accordance with IAS 17. The lease liabilities were measured at the present value of the future discounted lease payments using Novo Nordisk's incremental borrowing rate at 1 January 2019. The weighted average incremental borrowing rate applied on transition to IFRS 16 was 2.95%.

Other new interpretations effective 1 January 2019
It is assessed that application of other new interpretations effective on 1 January 2019 has not had a material impact on the Consolidated financial statements in 2019. Furthermore, Management does not anticipate any significant impact on future periods from the adoption of these new interpretations.

Adoption of new or amended IFRSs in prior periods
As of 1 January 2018 Novo Nordisk applied IFRS 9 'Financial Instruments' and IFRS 15 'Revenue from contracts with customers' for the first time. The impact of the implementation of IFRS 9 and IFRS 15 was immaterial in relation to recognition and measurement.
General accounting policies

Principles of consolidation
The consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity.

Where necessary, adjustments are made to bring the financial statements of subsidiaries in line with the Novo Nordisk Group's accounting policies. All intra-Group transactions, balances, income and expenses are eliminated in full when consolidated.

The results of subsidiaries acquired or disposed of during the year are included in the Consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Translation of foreign currencies
Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the income statement.

Foreign currency differences arising from the translation of effective qualifying cash flow hedges are recognised in other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into DKK at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items.

All effects of exchange rate adjustments are recognised in other comprehensive income, i.e.:

•	The translation of foreign subsidiaries’ net assets at the beginning of the year to the exchange rates at the end of the reporting period.
•The translation of foreign subsidiaries’ statements of comprehensive income at average to year-end exchange rates.